Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (276,411)	$ (39,527)	¥ (230,032)	¥ (302,341)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities
Depreciation of property and equipment	18,954	2,710	12,774	12,442
Amortization of intangible assets	972	139	922	787
Amortization of right-of-use assets	10,068	1,440	6,103	8,131
Share-based compensation	246,158	35,200	273,124	151,485
Losses on disposal of property and equipment	34	5	682	138
Amortization of debt discounts	0	0	0	12,023
Interest expenses	(25)	(4)	(707)	0
Interest and investment income	(47,429)	(6,782)	(11,103)	(3,361)
Losses from equity method investments	5,248	750	4,353	1,560
Current expected credit losses	7,938	1,135	12,790	13,691
Write-downs of inventories	1,482	212	921	460
Deferred tax assets	(6,969)	(997)	0	0
Foreign currency exchange (gains) losses	(372)	(53)	49	(394)
Changes in operating assets and liabilities
Accounts receivable	(61,428)	(8,784)	(30,089)	(20,523)
Inventories	(35,667)	(5,100)	(21,590)	7,816
Prepayments and other assets	(101,575)	(14,525)	(29,515)	10,728
Accounts payable	5,023	718	92,345	5,445
Contract liabilities	(1,722)	(246)	25,392	17,847
Accrued expenses and other liabilities	61,583	8,808	57,551	(192)
Lease liabilities	(5,825)	(833)	(2,665)	(3,708)
Deferred income	(687)	(98)	(1,531)	(1,464)
Deferred government subsidies	(526)	(75)	(1,936)	998
Income taxes payable	1,670	239	121	22
Net cash flow (used in) generated from operating activities	(179,506)	(25,668)	157,959	(88,410)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of non-controlling interests	0	0	0	(6,920)
Purchase of short-term investments	(729,153)	(104,267)	(885,706)	(56,694)
Redemption of short-term investments	418,728	59,877	444,759	0
Payments for short-term deposits	0	0	(130,071)	(14,164)
Proceeds received from maturity of short-term deposits	0	0	143,782	0
Payments for restricted short-term deposits	(29,126)	(4,165)	(39,486)	(33,437)
Proceeds received from maturity of restricted short-term deposits	29,486	4,216	43,942	0
Purchase of property and equipment	(147,903)	(21,150)	(38,966)	(7,832)
Purchases of land use rights	(11,409)	(1,631)	0	0
Acquisition of intangible assets	(1,068)	(153)	(1,112)	(1,255)
Cash paid for investments accounted for using equity method and other investments	(34,700)	(4,962)	(19,650)	(10,090)
Loan to a related party	(5,000)	(715)	0	0
Receipt of loans receivable from a related party	3,000	429	0	0
Receipt of loans receivable from a third party	0	0	0	1,700
Net cash flow used in investing activities	(507,145)	(72,521)	(482,508)	(128,692)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	249,143	35,627	64,250	69,090
Repayment of short-term bank loans	(83,758)	(11,977)	(69,090)	(49,794)
Proceeds from long-term bank loans	75,000	10,725	25,000	10,000
Repayment of long-term bank loans	(13,500)	(1,930)	(6,846)	(14,154)
Proceeds from short-term debts	0	0	90,000	0
Repayment of short-term debts	0	0	(90,000)	(69,861)
Capital Injection By Non Controlling Interests	70	10	0	0
Repayment of Mandatorily redeemable non-controlling interests	(40,000)	(5,720)	0	0
Payment of share repurchase	0	0	(10,085)	0
Capitalized professional service fee related to financing transactions	(16,334)	(2,336)	0	0
Proceeds from issuance of Class A ordinary shares, net of issuance costs	166,810	23,853	698,128	250,199
Net cash provided by financing activities	337,431	48,252	701,357	195,480
Effect of exchange rate changes on cash and cash equivalents	(5,257)	(752)	5,819	562
Net (decrease) increase in cash and cash equivalents	(354,477)	(50,689)	382,627	(21,060)
Cash and cash equivalents at the beginning of the years	610,877	87,354	228,250	249,310
Cash and cash equivalents at the end of the year	256,400	36,665	610,877	228,250
Supplemental disclosures of cash flow information
Interest paid	6,663	953	3,400	2,183
Income taxes paid	879	126	101	184
Non-cash investing and financing activities
Loans receivable settled by accounts payable	5,800	0	0	5,800
Purchase of property and equipment included in Accrued expenses and other liabilities	¥ 45,768	$ 6,545	¥ 1,198	¥ 1,401